Share Capital (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Issued Share Capital [Table Text Block]
September 30			September 30
	2011		2012
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,085,727	$43,468	17,419,214	$46,149
Transfer from contributed surplus for stock options exercised	-	572	-	211
Options exercised	183,487	939	77,432	292
Warrants exercised	150,000	1,170	-	-
Balance, end of period	17,419,214	$46,149	17,496,646	$46,652

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	1,019,322	$8.07	979,168	$9.42
Granted	155,000	12.96	325,000	5.88
Exercised	(183,487)	5.12	(77,432)	3.77
Expired	(10,000)	5.52	-	-
Forfeited	(1,667)	8.80	(7,500)	8.80
Outstanding, end of year	979,168	9.42	1,219,236	8.84
Exercisable, end of year	505,832	$6.84	662,573	$8.87

Schedule Of Weighted Average Exercise Price, Remaining Contractual Life [Table Text Block]

At September 30, 2012, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2008	162,834	4 mos.	$3.88	162,834
2009	169,733	18 mos.	6.66	169,733
2010	406,669	28 mos.	12.53	278,341
2011	155,000	45 mos.	12.96	51,665
2012	325,000	64 mos.	5.88	-
	1,219,236	35 mos.	$8.84	662,573

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30	September 30
	2011	2012
Risk free interest rate	1.6%	1.3%
Expected life (years)	3	4
Expected volatility	39.0%	45.5%
Expected dividends	3.7%	5.3%

Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of the Company's nonvested share options as of September 30, 2011, and the changes during the year ended September 30, 2012, is presented below:

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	697,678	$9.48	473,336	$12.17
Granted	155,000	12.96	325,000	5.88
Vested	(337,675)	7.53	(239,173)	11.51
Forfeited	(1,667)	8.80	(2,500)	8.80
Nonvested, end of period	473,336	$12.17	556,663	$8.80

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
September 30			September 30
	2011		2012
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, beginning of year	150,000	$7.80	nil	nil
Issued	nil	nil	nil	nil
Exercised	150,000	7.80	nil	nil
Expired	nil	nil	nil	nil
Balance, end of year	nil	nil	nil	nil
Exercisable for shares, end of year	nil	nil	nil	nil